Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010

Employees and payroll accruals	$59,713	$43,925
Accrued expenses	71,040	74,455
Government authorities	57,683	47,317
Other	1,936	946

	$190,372	$166,643